Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets Net [Abstract]
Acquired software	$ 419,722	$ 419,722
Accumulated depreciation	(163,760)	(79,816)
Intangible assets, net	255,962	339,906
Cost of sales	$ 83,944	$ 70,247